Schedule VI - Supplementary Information Concerning Property/Casualty Insurance Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Deferred Acquisition Costs	$ 44,439	$ 116,513	$ 87,258
Reserves for Unpaid Losses and Loss Adjustment Expenses	10,593,282	9,868,404	9,048,796
Unearned Premiums	274,681	533,692	606,059
Net Premiums Earned	572,092	802,775	691,912
Net Investment Income	302,817	307,775	260,120
Net Losses and Loss Expenses Incurred - Current Year	405,178	580,074	533,081
Net Loses and Loss Expenses Incurred - Prior Year	10,748	34,105	(209,359)
Net Paid Losses and Loss Expenses	(1,485,489)	(1,788,470)	(1,334,786)
Amortization of Deferred Acquisition Costs	171,020	240,432	177,855
Net Premiums Written	$ 432,824	$ 543,781	$ 650,484